Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-39683
Entity Registrant Name	REZOLUTE, INC.
Entity Central Index Key	0001509261
Entity Tax Identification Number	27-3440894
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	275 Shoreline Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	206-4507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RZLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false